United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 09-30-00

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:                          Capital Technology, Inc.
ADDRESS:                       P.O. Box 472428
                               Charlotte, NC 28247-2428

13F FILE NUMBER: 28-2422

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Person Signing this Report on Behalf of Reporting Manager:

NAME:  Katy Y. Whitt
TITLE: Vice President
PHONE: 704-541-1437

Signature, Place and Date of Signing:

/S/ Katy Y. Whitt          Charlotte, NC 28247                 October 3, 2000
-----------------          -------------------                 ---------------
(Signature)                 (City, State)                       (Date)

Report type             (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


REPORT SUMMARY:

OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED:0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 62

FORM 13F INFORMATION TABLE VALUE TOTAL: 231,413


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                            Capital Technology, Inc
                                    FORM 13F
                               September 30, 2000

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------



AAR Corp.                      COM              000361105     5157   450900 SH       Sole                   136400            314500
Abercrombie & Fitch Co.        COM              002896207     3589   188300 SH       Sole                    47850            140450
Applied Signal Technology Inc. COM              038237103     3738   524600 SH       Sole                   143800            380800
Aspeon Inc.                    COM              045354107     1245   724100 SH       Sole                   232000            492100
Atlantic American Corporation  COM              048209100      572   286200 SH       Sole                    73500            212700
Aura Systems Inc.              COM              051526101     4051  4219700 SH       Sole                  1165600           3054100
Avid Technology Inc.           COM              05367p100     2443   174500 SH       Sole                    44000            130500
Billing Concepts Corp.         COM              090063108     3277  1028225 SH       Sole                   260525            767700
CBRL Group, Inc.               COM              12489v106     7412   515600 SH       Sole                   147900            367700
CONMED Corp.                   COM              207410101     3496   255413 SH       Sole                    66813            188600
Chattem Inc.                   COM              162456107     3802   397600 SH       Sole                   119100            278500
Checkpoint Systems Inc.        COM              162825103     4777   631700 SH       Sole                   152000            479700
Del Global Technologies Corp.  COM              245073101     3698   374500 SH       Sole                   108800            265700
Edgewater Technology, Inc.     COM              280358102     1954   372200 SH       Sole                    95400            276800
Energen Corp                   COM              29265n108     6578   221100 SH       Sole                    56100            165000
FPIC Insurance Group Inc.      COM              302563101     4087   291900 SH       Sole                    74200            217700
Finish Line Inc.               COM              317923100     1823   249300 SH       Sole                    66900            182400
First Charter Corp             COM              319439105     4548   315000 SH       Sole                    81800            233200
First Washington Bancorp Inc.  COM              33748t104     3635   231730 SH       Sole                    71750            159980
Franklin Covey Co.             COM              353469109     4280   585300 SH       Sole                   146400            438900
Granite Construction Inc.      COM              387328107     5114   210900 SH       Sole                    55700            155200
Hibernia Corp.                 COM              428656102     3997   326300 SH       Sole                    81300            245000
Hollinger International Inc.   COM              435569108     3350   200000 SH       Sole                    51400            148600
INSpire Insurance Solutions In COM              457732105      780   693600 SH       Sole                   173800            519800
Infogrames Inc.                COM              45665t107     1391   191800 SH       Sole                    49740            142060
Informix Corp.                 COM              456779107     5453  1321900 SH       Sole                   340400            981500
Iomega Corp.                   COM              462030107     7772  1554400 SH       Sole                   386800           1167600
John H. Harland Co.            COM              412693103     4609   301000 SH       Sole                    92200            208800
Lanier Worldwide Inc.          COM              51589L105     1243  1243400 SH       Sole                   303600            939800
Logility, Inc.                 COM              54140y103      564   164150 SH       Sole                    17350            146800
MTS Systems Corp.              COM              553777103     3415   487800 SH       Sole                   122500            365300
Magellan Health Services Inc.  COM              559079108      736   193000 SH       Sole                    50600            142400
Meditrust Corp.                COM              58501t306     2559   871000 SH       Sole                   228300            642700
Midway Games                   COM              598148104     1275   182200 SH       Sole                    46000            136200
National Health Investors Inc. COM              63633d104      448    66400 SH       Sole                    18300             48100
National Service Industries In COM              637657107     4891   250000 SH       Sole                    65300            184700
NetManage Inc.                 COM              641144100     2370  1115100 SH       Sole                   133100            982000
Nova Corp. Georgia             COM              669784100     7364   430000 SH       Sole                   110300            319700
Orthologic Corp.               COM              68750j107     2586   862000 SH       Sole                   179800            682200
Parexel International          COM              699462107     5565   654700 SH       Sole                   163300            491400
Penn Treaty American Corp.     COM              707874103     3758   206600 SH       Sole                    53600            153000
Personnel Group of America Inc COM              715338109      582   186300 SH       Sole                    48800            137500
Pillowtex Corp.                COM              721501104     2457   854700 SH       Sole                   242900            611800
Presidential Life Corporation  COM              740884101     3404   227900 SH       Sole                    57800            170100
Republic Bancshares, Inc.      COM              759929102     3010   312700 SH       Sole                    79300            233400
Right Management Consultants I COM              766573109      183    15900 SH       Sole                    15900
School Specialty Inc.          COM              807863105     5328   250000 SH       Sole                    65400            184600
Scios Inc.                     COM              808905103    12926  1245900 SH       Sole                   325000            920900
Service Corporation Internatio COM              817565104     2340   960000 SH       Sole                   251600            708400
Sovereign Bancorp              COM              845905108     7015   758400 SH       Sole                   213300            545100
Stewart Enterprises Inc.       COM              860370105     1744   900000 SH       Sole                   236100            663900
Storage Technology             COM              862111200     5222   385000 SH       Sole                    97600            287400
Sylvan Learning Systems Inc.   COM              871399101     5925   400000 SH       Sole                   102300            297700
Tetra Technologies Inc.        COM              88162f105     5729   377200 SH       Sole                    96000            281200
Tommy Hilfiger Corp.           COM              g8915z102     4479   465400 SH       Sole                   117900            347500
Trinity Industries, Inc.       COM              896522109     5783   247400 SH       Sole                    71200            176200
UICI                           COM              902737105     4841   691600 SH       Sole                   175700            515900
US Freightways Corp.           COM              916906100     3630   160000 SH       Sole                    41100            118900
Uno Restaurant Corp.           COM              914900105     2538   372525 SH       Sole                    75155            297370
VICORP Restaurants, Inc.       COM              925817108      998    51200 SH       Sole                    14500             36700
Western Resources Inc.         COM              959425109     5406   250000 SH       Sole                    64000            186000
Wolverine World Wide Inc.      COM              978097103     4471   480100 SH       Sole                   125600            354500
REPORT SUMMARY                 62 DATA RECORDS              231413            0      OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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